Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

March 31, 2019

O1T-QTLY-0519
1.951056.106

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 14.8%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	166,100	$9,821,493
Entertainment - 3.2%
Activision Blizzard, Inc.	348,540	15,869,026
Live Nation Entertainment, Inc. (a)	37,800	2,401,812
Netflix, Inc. (a)	535,626	190,982,807
Spotify Technology SA (a)	23,100	3,206,280
The Walt Disney Co.	244,400	27,135,732
		239,595,657
Interactive Media & Services - 10.8%
Alphabet, Inc.:
Class A (a)	119,400	140,520,666
Class C (a)	123,643	145,071,568
CarGurus, Inc. Class A (a)	151,275	6,060,077
Facebook, Inc. Class A (a)	3,009,800	501,703,557
Match Group, Inc. (b)	12,900	730,269
TripAdvisor, Inc. (a)	46,127	2,373,234
		796,459,371
Media - 0.4%
Discovery Communications, Inc. Class A (a)	155,500	4,201,610
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	587,999	20,609,365
Liberty SiriusXM Series C (a)	45,400	1,736,096
		26,547,071
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	310,081	21,426,597

TOTAL COMMUNICATION SERVICES		1,093,850,189

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.2%
General Motors Co.	163,000	6,047,300
Mahindra & Mahindra Ltd.	282,150	2,748,296
Maruti Suzuki India Ltd.	6,105	588,797
Toyota Motor Corp.	69,300	4,082,518
		13,466,911
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	19,400	739,528
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	34,400	24,434,664
Darden Restaurants, Inc.	34,100	4,142,127
Domino's Pizza, Inc.	3,428	884,767
Hilton Worldwide Holdings, Inc.	8,700	723,057
Marriott International, Inc. Class A	179,666	22,474,420
McDonald's Corp.	350,800	66,616,920
Starbucks Corp.	51,500	3,828,510
		123,104,465
Household Durables - 0.0%
Blu Homes, Inc. (a)(c)(d)	21,093,998	36,484
Mohawk Industries, Inc. (a)	16,100	2,031,015
		2,067,499
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,200	766,290
Amazon.com, Inc. (a)	281,061	500,499,376
eBay, Inc.	40,900	1,519,026
MercadoLibre, Inc. (a)	8,300	4,214,159
Ocado Group PLC (a)	50,000	892,504
Wayfair LLC Class A (a)	2,100	311,745
		508,203,100
Multiline Retail - 0.4%
Dollar General Corp.	23,300	2,779,690
Dollar Tree, Inc. (a)	56,700	5,955,768
Ollie's Bargain Outlet Holdings, Inc. (a)	247,019	21,078,131
		29,813,589
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	4,215	718,784
AutoZone, Inc. (a)	2,400	2,457,888
Burlington Stores, Inc. (a)	19,600	3,070,928
Home Depot, Inc.	201,400	38,646,646
John David Group PLC	223,330	1,461,944
O'Reilly Automotive, Inc. (a)	32,700	12,697,410
Ross Stores, Inc.	72,900	6,786,990
TJX Companies, Inc.	468,580	24,933,142
Ulta Beauty, Inc. (a)	18,900	6,590,997
Urban Outfitters, Inc. (a)	93,100	2,759,484
		100,124,213
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	144,126	35,018,446
Deckers Outdoor Corp. (a)	15,900	2,337,141
Gildan Activewear, Inc.	61,600	2,214,899
lululemon athletica, Inc. (a)	24,100	3,949,267
NIKE, Inc. Class B	193,400	16,286,214
Pinduoduo, Inc. ADR (b)	99,300	2,462,640
VF Corp.	178,626	15,524,386
		77,792,993

TOTAL CONSUMER DISCRETIONARY		855,312,298

CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	2,300	677,879
Diageo PLC	128,300	5,250,300
Keurig Dr. Pepper, Inc.	418,400	11,702,648
Monster Beverage Corp. (a)	36,400	1,986,712
PepsiCo, Inc.	36,600	4,485,330
The Coca-Cola Co.	371,666	17,416,269
		41,519,138
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	64,300	3,787,702
Costco Wholesale Corp.	228,358	55,294,606
Walmart, Inc.	48,200	4,700,946
		63,783,254
Food Products - 0.2%
Freshpet, Inc. (a)	54,600	2,309,034
Mondelez International, Inc.	120,700	6,025,344
Post Holdings, Inc. (a)	7,200	787,680
The Simply Good Foods Co. (a)	179,600	3,697,964
		12,820,022
Household Products - 0.5%
Colgate-Palmolive Co.	44,100	3,022,614
Procter & Gamble Co.	303,800	31,610,390
		34,633,004
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	614,952	101,805,304
Kao Corp.	60,900	4,806,634
L'Oreal SA	12,800	3,446,929
L'Oreal SA	3,000	807,874
Shiseido Co. Ltd.	80,200	5,806,869
		116,673,610

TOTAL CONSUMER STAPLES		269,429,028

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Birchcliff Energy Ltd.	1,263,000	3,364,598
BP PLC	899,973	6,535,134
Canadian Natural Resources Ltd.	321,200	8,818,669
Centennial Resource Development, Inc. Class A (a)(b)	1,407,850	12,375,002
Cheniere Energy, Inc. (a)	38,299	2,618,120
ConocoPhillips Co.	242,500	16,184,450
Continental Resources, Inc. (a)	137,149	6,140,161
Diamondback Energy, Inc.	19,018	1,930,898
EOG Resources, Inc.	215,939	20,553,074
Hess Corp.	462,800	27,874,444
Magnolia Oil & Gas Corp.	407,000	4,884,000
Phillips 66 Co.	83,500	7,946,695
Pioneer Natural Resources Co.	5,100	776,628
PrairieSky Royalty Ltd.	69,000	929,397
Reliance Industries Ltd.	1,975,925	38,934,448
Tamarack Valley Energy Ltd. (a)	1,263,300	2,297,167
		162,162,885
FINANCIALS - 14.5%
Banks - 7.4%
Banco do Brasil SA	235,000	2,924,183
Bank of America Corp.	8,330,146	229,828,728
Citigroup, Inc.	1,465,403	91,177,375
Credicorp Ltd. (United States)	5,700	1,367,715
HDFC Bank Ltd. sponsored ADR	334,129	38,728,892
JPMorgan Chase & Co.	1,671,410	169,196,834
Kotak Mahindra Bank Ltd.	884,087	17,053,033
		550,276,760
Capital Markets - 1.7%
Bank of New York Mellon Corp.	888,421	44,803,071
BM&F BOVESPA SA	247,900	2,033,675
Brookfield Asset Management, Inc. Class A	65,000	3,028,323
Charles Schwab Corp.	470,719	20,127,944
CME Group, Inc.	89,800	14,779,284
Morgan Stanley	670,710	28,303,962
Oaktree Capital Group LLC Class A	202,198	10,039,131
		123,115,390
Consumer Finance - 0.9%
American Express Co.	617,102	67,449,249
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class A (a)	976	293,985,840
Churchill Capital Corp. Class A (a)(b)	435,700	5,855,808
		299,841,648
Insurance - 0.4%
Admiral Group PLC	341,894	9,663,007
AFLAC, Inc.	29,800	1,490,000
American International Group, Inc.	101,400	4,366,284
Chubb Ltd.	10,800	1,512,864
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,500	4,863,621
Hiscox Ltd.	104,400	2,121,222
Progressive Corp.	94,000	6,776,460
		30,793,458
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	1,400	492,184

TOTAL FINANCIALS		1,071,968,689

HEALTH CARE - 13.4%
Biotechnology - 2.3%
23andMe, Inc. (a)(c)(d)	9,536	127,020
Acceleron Pharma, Inc. (a)	38,400	1,788,288
Agios Pharmaceuticals, Inc. (a)	20,597	1,389,062
Alexion Pharmaceuticals, Inc. (a)	60,796	8,218,403
Allogene Therapeutics, Inc. (b)	73,712	2,131,014
Amgen, Inc.	21,800	4,141,564
Arena Pharmaceuticals, Inc. (a)	3,900	174,837
Ascendis Pharma A/S sponsored ADR (a)	12,000	1,412,400
bluebird bio, Inc. (a)	19,500	3,067,935
Celgene Corp. (a)	72,800	6,867,952
CSL Ltd.	5,281	730,981
Exact Sciences Corp. (a)	45,405	3,932,981
FibroGen, Inc. (a)	160,467	8,721,381
Genmab A/S (a)	2,329	404,123
Gossamer Bio, Inc.	41,700	903,639
Mirati Therapeutics, Inc. (a)	28,500	2,089,050
Morphosys AG (a)	6,900	628,107
Neurocrine Biosciences, Inc. (a)	138,716	12,220,880
Regeneron Pharmaceuticals, Inc. (a)	64,704	26,568,756
Sage Therapeutics, Inc. (a)	18,200	2,894,710
Vertex Pharmaceuticals, Inc. (a)	427,831	78,699,512
		167,112,595
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	335,400	26,811,876
Baxter International, Inc.	674,445	54,839,123
Boston Scientific Corp. (a)	797,900	30,623,402
Danaher Corp.	387,634	51,175,441
DexCom, Inc. (a)	141,003	16,793,457
Edwards Lifesciences Corp. (a)	210,129	40,203,982
Hoya Corp.	11,700	771,590
Intuitive Surgical, Inc. (a)	73,054	41,683,151
Olympus Corp.	45,200	491,741
Penumbra, Inc. (a)	14,398	2,116,650
ResMed, Inc.	59,190	6,153,984
Sonova Holding AG Class B	16,000	3,165,453
Stryker Corp.	12,300	2,429,496
		277,259,346
Health Care Providers & Services - 3.3%
Anthem, Inc.	101,500	29,128,470
HealthEquity, Inc. (a)	106,348	7,867,625
Humana, Inc.	25,000	6,650,000
LHC Group, Inc. (a)	6,900	764,934
Molina Healthcare, Inc. (a)	29,300	4,159,428
National Vision Holdings, Inc. (a)	201,600	6,336,288
Notre Dame Intermedica Participacoes SA	74,400	623,270
UnitedHealth Group, Inc.	769,100	190,167,666
		245,697,681
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	206,014	26,134,936
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	34,063	2,737,984
IQVIA Holdings, Inc. (a)	123,690	17,792,807
Mettler-Toledo International, Inc. (a)	70,666	51,091,518
PRA Health Sciences, Inc. (a)	78,652	8,674,529
Thermo Fisher Scientific, Inc.	114,500	31,340,940
Waters Corp. (a)	6,000	1,510,260
		113,148,038
Pharmaceuticals - 2.1%
AstraZeneca PLC:
(United Kingdom)	45,449	3,627,805
sponsored ADR	968,900	39,172,627
Eli Lilly & Co.	347,600	45,104,576
Idorsia Ltd. (a)	122,590	2,156,944
Ipsen SA	8,600	1,178,870
Merck & Co., Inc.	198,500	16,509,245
Novartis AG sponsored ADR	213,200	20,497,048
Roche Holding AG (participation certificate)	31,494	8,678,325
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	193,800	3,038,784
Zoetis, Inc. Class A	177,315	17,850,301
		157,814,525

TOTAL HEALTH CARE		987,167,121

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.9%
Harris Corp.	13,600	2,172,056
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	18,191	3,383,526
Class C (a)(c)(d)	783	145,638
The Boeing Co.	139,600	53,246,232
TransDigm Group, Inc. (a)	19,237	8,733,406
		67,680,858
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	35,198	3,061,874
Building Products - 0.2%
Masco Corp.	58,100	2,283,911
Toto Ltd.	208,400	8,861,166
		11,145,077
Commercial Services & Supplies - 0.3%
Cintas Corp.	81,342	16,440,032
TulCo LLC (a)(c)(d)(e)	7,549	4,138,163
Waste Connection, Inc. (United States)	20,500	1,816,095
Waste Management, Inc.	15,400	1,600,214
		23,994,504
Electrical Equipment - 0.8%
AMETEK, Inc.	66,907	5,551,274
Fortive Corp.	628,793	52,749,445
		58,300,719
Industrial Conglomerates - 0.3%
General Electric Co.	2,476,014	24,735,380
Machinery - 0.4%
Deere & Co.	139,441	22,288,249
Ingersoll-Rand PLC	18,200	1,964,690
PACCAR, Inc.	10,600	722,284
Rexnord Corp. (a)	102,246	2,570,464
		27,545,687
Professional Services - 0.1%
CoStar Group, Inc. (a)	4,600	2,145,532
FTI Consulting, Inc. (a)	89,327	6,862,100
		9,007,632
Road & Rail - 0.9%
CSX Corp.	340,400	25,468,728
Lyft, Inc.	30,900	2,224,800
Lyft, Inc.	171,192	12,062,360
Norfolk Southern Corp.	3,900	728,871
Union Pacific Corp.	141,400	23,642,080
		64,126,839
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	28,200	8,486,226

TOTAL INDUSTRIALS		298,084,796

INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	58,598	18,426,727
Ciena Corp. (a)	40,900	1,527,206
Motorola Solutions, Inc.	50,308	7,064,249
Telefonaktiebolaget LM Ericsson (B Shares)	390,700	3,589,601
		30,607,783
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	1,446,716	136,627,859
CDW Corp.	2,100	202,377
Corning, Inc.	126,100	4,173,910
Dolby Laboratories, Inc. Class A	13,537	852,425
Keysight Technologies, Inc. (a)	53,100	4,630,320
Zebra Technologies Corp. Class A (a)	78,505	16,449,153
		162,936,044
IT Services - 8.5%
Accenture PLC Class A	30,757	5,413,847
Adyen BV (f)	9,471	7,415,618
ASAC II LP (a)(c)(d)	2,013,117	338,204
Endava PLC ADR (a)	300	8,250
EPAM Systems, Inc. (a)	33,255	5,624,418
Global Payments, Inc.	155,846	21,276,096
Infosys Ltd. sponsored ADR	389,500	4,257,235
MasterCard, Inc. Class A	764,920	180,100,414
MongoDB, Inc. Class A (a)(b)	111,300	16,363,326
Netcompany Group A/S (f)	29,200	1,045,521
Okta, Inc. (a)	195,292	16,156,507
PayPal Holdings, Inc. (a)	1,738,163	180,490,846
Shopify, Inc. Class A (a)	64,300	13,273,318
Square, Inc. (a)	107,400	8,046,408
Twilio, Inc. Class A (a)	31,300	4,043,334
Visa, Inc. Class A	1,049,800	163,968,262
Wix.com Ltd. (a)	18,962	2,291,178
		630,112,782
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (a)	410,200	10,468,304
Analog Devices, Inc.	34,000	3,579,180
Broadcom, Inc.	12,600	3,788,946
Marvell Technology Group Ltd.	75,900	1,509,651
Microchip Technology, Inc. (b)	32,100	2,663,016
NVIDIA Corp.	256,920	46,132,555
NXP Semiconductors NV	4,800	424,272
Texas Instruments, Inc.	42,255	4,481,988
Xilinx, Inc.	205,700	26,080,703
		99,128,615
Software - 16.4%
Adobe, Inc. (a)	826,349	220,213,745
Atlassian Corp. PLC (a)	232,170	26,093,586
Coupa Software, Inc. (a)	85,013	7,734,483
DocuSign, Inc.	34,300	1,778,112
Dropbox, Inc. Class A (a)	372,908	8,129,394
Fortinet, Inc. (a)	21,400	1,796,958
Intuit, Inc.	193,404	50,557,740
Microsoft Corp.	2,635,300	310,807,282
New Relic, Inc. (a)	52,826	5,213,926
Paycom Software, Inc. (a)	92,007	17,401,284
Pivotal Software, Inc.	35,700	744,345
RingCentral, Inc. (a)	185,349	19,980,622
Salesforce.com, Inc. (a)	2,319,814	367,388,943
ServiceNow, Inc. (a)	18,600	4,584,714
SS&C Technologies Holdings, Inc.	108,326	6,899,283
SurveyMonkey	15,800	287,718
SurveyMonkey (f)	521,036	9,488,066
Tableau Software, Inc. (a)	127,268	16,198,671
Tanium, Inc. Class B (a)(c)(d)	188,500	1,638,744
Ultimate Software Group, Inc. (a)	135,380	44,692,999
Workday, Inc. Class A (a)	458,970	88,512,365
Zscaler, Inc. (a)	25,800	1,829,994
		1,211,972,974
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.	2,162	410,672
Xerox Corp.	46,800	1,496,664
		1,907,336

TOTAL INFORMATION TECHNOLOGY		2,136,665,534

MATERIALS - 1.4%
Chemicals - 0.5%
DowDuPont, Inc.	100,469	5,356,002
Sherwin-Williams Co.	44,545	19,185,977
Westlake Chemical Corp.	131,922	8,952,227
		33,494,206
Metals & Mining - 0.9%
B2Gold Corp. (a)	1,583,686	4,432,211
Barrick Gold Corp. (Canada)	1,405,152	19,263,205
Franco-Nevada Corp.	271,400	20,347,638
Ivanhoe Mines Ltd. (a)	3,166,022	7,581,300
Kirkland Lake Gold Ltd.	357,862	10,883,011
Livent Corp.	11,000	135,080
Newcrest Mining Ltd.	123,574	2,238,342
Novagold Resources, Inc. (a)	444,593	1,853,095
		66,733,882

TOTAL MATERIALS		100,228,088

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	143,900	28,356,934
Apartment Investment & Management Co. Class A	13,318	669,762
AvalonBay Communities, Inc.	18,400	3,693,432
Equity Residential (SBI)	98,200	7,396,424
Essex Property Trust, Inc.	10,600	3,065,944
		43,182,496
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(c)(d)	38,595	2,084,130

TOTAL REAL ESTATE		45,266,626

UTILITIES - 0.4%
Electric Utilities - 0.3%
NextEra Energy, Inc.	100,900	19,505,988
Vistra Energy Corp.	106,647	2,776,021
		22,282,009
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	124,300	5,280,264
The AES Corp.	61,515	1,112,191
		6,392,455

TOTAL UTILITIES		28,674,464

TOTAL COMMON STOCKS
(Cost $3,780,656,015)		7,048,809,718

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.2%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
Pinterest, Inc.:
Series E, 8.00% (a)(c)	2,912,810	17,360,348
Series F, 8.00% (a)(c)	2,454,345	14,627,896
Series G, 8.00% (a)(c)	421,305	2,510,978
		34,499,222
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	139,573	178,653
TOTAL COMMUNICATION SERVICES		34,677,875
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(c)(d)	35,238	3,571,019
Series E (a)(c)(d)	16,112	1,632,790
		5,203,809
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(c)(d)	9,254	5,074,523
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	2,704,468	6,490,723
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc.:
Series E (a)(c)(d)	46,180	615,118
Series F (a)(c)(d)	200,299	2,667,983
		3,283,101
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	480,971	3,436,913
TOTAL HEALTH CARE		6,720,014
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	36,460	6,781,560
Series H (a)(c)(d)	7,256	1,349,616
		8,131,176
Road & Rail - 0.1%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	125,201	6,017,160
TOTAL INDUSTRIALS		14,148,336
INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	280,255	3,082,805
Delphix Corp. Series D (a)(c)(d)	232,855	1,972,282
Magic Leap, Inc.:
Series B, 8.00% (a)(c)(d)	1,907,399	52,453,473
Series C (a)(c)(d)	17,554	482,735
Series D (a)(c)(d)	469,823	12,920,133
		70,911,428
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (a)(c)(d)	347,358	18,757,332
Series F (a)(c)(d)	16,235	876,690
		19,634,022

TOTAL CONVERTIBLE PREFERRED STOCKS		162,860,730

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	345,400	3,042,974
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	2,815,200	3,667

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,046,641

TOTAL PREFERRED STOCKS
(Cost $101,350,595)		165,907,371

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.48% (g)	231,742,810	231,789,158
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	25,215,737	25,218,258
TOTAL MONEY MARKET FUNDS
(Cost $257,004,528)		257,007,416
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $4,139,011,138)		7,471,724,505
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(88,710,294)
NET ASSETS - 100%		$7,383,014,211

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $174,752,639 or 2.4% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,949,205 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc.	6/10/13 - 12/30/14	$7,036,662
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,746,208
Delphix Corp. Series D	7/10/15	$2,095,695
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A8	1/20/16	$3,248,839
Oportun Finance Corp. Series H	2/6/15	$7,700,431
Pinterest, Inc. Series E, 8.00%	10/23/13	$8,465,034
Pinterest, Inc. Series F, 8.00%	5/15/14	$8,337,498
Pinterest, Inc. Series G, 8.00%	2/27/15	$3,024,587
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,645,550
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,942,249
WeWork Companies, Inc. Class A	6/23/15	$1,269,373
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,212,935
Fidelity Securities Lending Cash Central Fund	18,202
Total	$1,231,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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